PARNASSUS FUNDS

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04044

Parnassus Funds

(Exact name of registrant as specified in charter)

1 Market Street, Suite 1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marc C. Mahon

Parnassus Funds

1 Market Street, Suite 1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

ITEM 1.  SCHEDULE OF INVESTMENTS.

PARNASSUS FUND

Portfolio of Investments as of September 30, 2018 (unaudited)

Equities	Shares	Market Value ($)

Air Freight & Logistics (2.0%)
FedEx Corp.	85,000	20,467,150

Banks (5.5%)
First Horizon National Corp.	1,600,000	27,616,000
Signature Bank θ	246,068	28,258,449
		55,874,449

Biotechnology (2.6%)
Gilead Sciences Inc.	343,776	26,542,945

Capital Markets (8.5%)
Charles Schwab Corp.	500,000	24,575,000
Thomson Reuters Corp.	1,334,769	60,972,247
		85,547,247

Chemicals (7.1%)
Axalta Coating Systems Ltd. θ	673,680	19,644,509
PPG Industries Inc.	209,000	22,808,170
Praxair Inc.	175,000	28,127,750
		70,580,429

Communications Equipment (3.7%)
Motorola Solutions Inc.	288,079	37,490,601

Diversified Telecom Services (2.1%)
Zayo Group Holdings Inc. θ	600,000	20,832,000

Electronic Equipment Communications (2.5%)
Trimble Inc. θ	578,160	25,126,834

Equity Real Estate Investment Trusts (2.4%)
Public Storage	117,748	23,741,529

Food Products (4.0%)
Mondelez International Inc., Class A	935,500	40,189,080

Health Care Equipment (3.3%)
Hologic Inc. θ	811,734	33,264,859

Health Care Providers & Services (5.3%)
CVS Health Corp.	680,000	53,529,600

Hotel Restaurant & Leisure (3.2%)
Belmond Ltd. θ	1,765,147	32,213,933

Industrial Manufacturing (3.2%)
3M Company	151,627	31,949,325

Internet Software & Services (6.0%)
Alphabet Inc., Class A θ	30,000	36,212,400
eBay Inc. θ	730,000	24,104,600
		60,317,000

IT Services (8.0%)
Alliance Data Systems Corp.	245,000	57,859,200
Cognizant Technology Solutions Corp.	306,251	23,627,265
		81,486,465

Leisure Products (3.1%)
Mattel Inc. θλ	1,985,411	31,170,953

Machinery (2.0%)
Pentair plc	460,000	19,941,000

Mortgage Real Estate Investment Trusts (1.8%)
Redwood Trust Inc.	1,100,000	17,864,000

Pharmaceuticals (6.5%)
Allergan plc	194,804	37,106,266
Novartis AG (ADR)	321,301	27,683,294
		64,789,560

Professional Services (5.0%)
Nielsen Holdings plc	1,810,000	50,064,600

Semiconductor Equipment (2.4%)
Intel Corp.	519,589	24,571,364

Snack & Juice Bars (2.7%)
Starbucks Corp.	479,313	27,244,151

Trading Companies & Distributors (2.0%)
Air Lease Corp.	440,000	20,187,200

Wireless Telecom Services (2.5%)
T-Mobile US Inc. θ	352,000	24,703,360

Total investment in equities (97.4%)
(cost $846,329,261)		979,689,634

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Certificates of Deposit (0.0%) α
Albina Community Bank	0.20%	01/15/2019	250,000	247,041

Certificates of Deposit Account Registry Service(0.0%) α
CDARS agreement with Beneficial State Bank, dated 03/15/2018 Participating depository institutions: Amarillo National Bank, par 241,000; Bank of America, N.A., par 241,000; Peoples Bank, par 18,000; (cost $490,794)	1.15%	03/14/2019	500,000	490,794

Community Development Loans (0.2%) α
Boston Community Loan Fund	1.00%	04/15/2019	100,000	96,745
Boston Community Loan Fund	1.00%	04/15/2019	100,000	96,745
MicroVest Plus, LP	2.25%	10/15/2018	1,000,000	997,205
Root Capital Loan Fund	1.25%	02/01/2019	100,000	97,946
TMC Development Loan	1.00%	05/25/2019	100,000	96,071
Vermont Community Loan Fund	0.85%	10/15/2018	100,000	99,738
				1,484,450

Time Deposits (1.4%)
BBH Cash Management Service
Sumitomo, Tokyo	1.54%	10/01/2018	13,696,541	13,696,541

Securities Purchased with Cash Collateral from Securities Lending

Registered Investment Companies (1.7%)
Invesco Aim Government & Agency Portfolio
Short-Term Investments Trust, Institutional Class	1.89%			17,176,382

Total short-term securities (3.3%)
(cost $33,095,208)				33,095,208

Total securities (100.7%)
(cost $879,424,469)				1,012,784,842

Payable upon return of securities loaned (-1.7%)				(17,176,382)

Other assets and liabilities (1.0%)				10,345,649

Total net assets (100.0%)				1,005,954,109

θ	This security is non-income producing.

λ	This security, or partial position of this security, was on loan at September 30, 2018. The total value of the securities on loan at September 30, 2018 was $16,787,933

α	Market value adjustments have been applied to these securities to reflect potential early withdrawal.

plc	Public Limited Company

ADR	American Depository Receipt

LP	Limited Partnership

The portfolio of investments as of September 30, 2018 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At September 30, 2018, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Fund

Cost of long-term investments	$848,824,955
Unrealized appreciation	$146,824,282
Unrealized depreciation	(13,463,909)

Net unrealized appreciation	$133,360,373

The Parnassus Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2- other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of September 30, 2018, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Communication Services	$81,747,760	$-	$-	$81,747,760
Consumer Discretionary	114,733,636	-	-	114,733,636
Consumer Staples	40,189,080	-	-	40,189,080
Financials	159,285,698	-	-	159,285,698
Health Care	178,126,963	-	-	178,126,963
Industrials	142,609,275	-	-	142,609,275
Information Technology	168,675,263	-	-	168,675,263
Materials	70,580,429	-	-	70,580,429
Real Estate	23,741,530	-	-	23,741,530
Short-Term Investments	30,872,923	-	2,222,285	33,095,208
Total	$1,010,562,557	$-	$2,222,285	$1,012,784,842

The following table reconciles the valuations of the Fund's Level 3 investment securities and related transactions as of September 30, 2018:

Certificates of Deposit & Community Development Loans

Balance as of December 31, 2017	$2,435,636
Discounts/premiums amortization	36,649
Purchases	1,150,000
Sales	(1,400,000)
Balance as of September 30, 2018	$2,222,285

Quantitative information about Level 3 fair value measurements:

	Fair Value at			Range
	September 30, 2018	Valuation Technique	Unobservable Input	(Weighted Average)

Certificates of Deposit	$737,835	Liquidity Discount	Discount for Lack of Marketability	4%

Community Development Loans	$1,484,450	Liquidity Discount	Discount for Lack of Marketability and Probability of Default	6%

The significant unobservable inputs used in fair value measurement of the Fund’s Certificates of Deposit are a discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Fund’s Community Development Loans are a discount for lack of marketability and a discount for the probability of default. Significant increases in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

In accordance with procedures established by the Fund's Trustees, all fair value securities as submitted by the Fund's treasurer, are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of Independent Trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

PARNASSUS MID CAP FUND

Portfolio of Investments as of September 30, 2018 (unaudited)

Equities	Shares	Market Value ($)

Air Freight & Logistics (0.9%)
Expeditors International of Washington Inc.	391,418	28,780,966

Apparel & Luxury Goods (5.9%)
Hanesbrands Inc.	5,055,732	93,177,141
VF Corp.	920,595	86,029,603
		179,206,744

Banks (6.2%)
First Horizon National Corp.	6,509,611	112,355,886
First Republic Bank	802,849	77,073,504
		189,429,390

Capital Markets (4.6%)
SEI Investments Co.	1,097,545	67,060,000
Thomson Reuters Corp.	1,602,772	73,214,625
		140,274,625

Chemicals (7.7%)
Axalta Coating Systems Ltd. θ	2,835,881	82,694,290
Ecolab Inc.	410,000	64,279,800
Praxair Inc.	541,265	86,997,523
		233,971,613

Commercial Services & Supplies (2.0%)
Waste Management Inc.	661,103	59,737,267

Communications Equipment (4.2%)
Motorola Solutions Inc.	995,375	129,538,102

Diversified Telecom Services (2.2%)
Zayo Group Holdings Inc. θ	1,957,324	67,958,289

Electronic Equipment Communications (2.5%)
Trimble Inc. θ	1,742,880	75,745,565

Energy Equipment & Services (2.7%)
National Oilwell Varco Inc.	1,896,362	81,695,275

Equity Real Estate Investment Trusts (5.1%)
Iron Mountain Inc.	2,820,145	97,351,405
Public Storage	288,369	58,143,841
		155,495,246

Food & Staples Retailing (2.6%)
Sysco Corp.	1,101,816	80,708,022

Food Products (2.7%)
McCormick & Co.	620,298	81,724,261

Gas Utilities (1.0%)
Northwest Natural Gas Co.	447,973	29,969,394

Health Care Equipment (9.1%)
Dentsply Sirona Inc.	918,087	34,648,603
Hologic Inc. θ	2,971,820	121,785,184
Teleflex Inc.	453,609	120,700,819
		277,134,606

Household Products (3.2%)
The Clorox Company	657,826	98,943,609

Insurance (1.0%)
First American Financial Corp.	572,998	29,560,967

Internet Software & Services (2.7%)
eBay Inc. θ	2,461,360	81,274,107

IT Services (3.8%)
Fiserv Inc. θ	1,413,696	116,460,276

Machinery (9.0%)
Fortive Corp. λ	893,250	75,211,650
Pentair plc	2,001,916	86,783,059
Xylem Inc.	1,393,934	111,333,509
		273,328,218

Media (1.5%)
Shaw Communications Inc., Class B	2,325,497	45,323,937

Multi-Utilities (5.1%)
MDU Resources Group Inc.	2,938,665	75,494,304
Sempra Energy	700,000	79,625,000
		155,119,304

Professional Services (4.2%)
Nielsen Holdings plc	820,332	22,690,383
Verisk Analytics Inc. θ	876,006	105,602,523
		128,292,906

Semiconductor Equipment (1.7%)
Integrated Device Technology Inc. θ	1,129,907	53,116,928

Software (3.6%)
ACI Worldwide Inc. θ	650,450	18,303,663
Cadence Design Systems Inc. θ	998,082	45,233,076
Synopsys Inc. θ	469,604	46,307,650
		109,844,389

Total investment in equities (95.2%)
(cost $2,465,120,698)		2,902,634,006

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Certificates of Deposit (0.0%) α
Albina Community Bank	0.80%	04/25/2019	250,000	244,274
Beneficial State Bank	0.65%	03/27/2019	250,000	245,096
Urban Partnership Bank	0.30%	03/22/2019	250,000	245,233
				734,603

Time Deposits (4.7%)
BBH Cash Management Service
Banco Santander, Madrid			23,595,318	23,595,318
Bank of Montreal, Montreal			68,750,000	68,750,000
JPMorgan Chase, New York	1.54%	10/01/2018	49,558,368	49,558,368
				141,903,686

Securities Purchased with Cash Collateral from Securities Lending

Registered Investment Companies (2.5%)
Invesco Aim Government & Agency Portfolio
Short-Term Investments Trust, Institutional Class	1.89%			76,448,420

Total short-term securities (7.2%)
(cost $219,086,709)				219,086,709

Total securities (102.4%)
(cost $2,684,207,407)				3,121,720,715

Payable upon return of securities loaned (-2.5%)				(76,448,420)

Other assets and liabilities (0.1%)				4,858,778

Total net assets (100.0%)				3,050,131,073

θ	This security is non-income producing.

λ	This security, or partial position of this security, was on loan at September 30, 2018. The total value of the securities on loan at September 30, 2018 was $74,848,591.

α	Market value adjustments have been applied to these securities to reflect potential early withdrawal.

plc	Public Limited Company

The portfolio of investments as of September 30, 2018 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At September 30, 2018, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Mid Cap Fund

Cost of long-term investments	$2,468,031,648
Unrealized appreciation	$487,283,696
Unrealized depreciation	(49,770,388)

Net unrealized appreciation	$437,513,308

The Parnassus Mid Cap Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of September 30, 2018, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Communication Services	$113,282,226	$-	$-	$113,282,226
Consumer Discretionary	260,480,851	-	-	260,480,851
Consumer Staples	261,375,892	-	-	261,375,892
Energy	81,695,275	-	-	81,695,275
Financials	359,264,981	-	-	359,264,981
Health Care	277,134,606	-	-	277,134,606
Industrials	490,139,356	-	-	490,139,356
Information Technology	484,705,261	-	-	484,705,261
Materials	233,971,613	-	-	233,971,613
Real Estate	155,495,247	-	-	155,495,247
Utilities	185,088,698	-	-	185,088,698
Short-Term Investments	218,352,106	-	734,603	219,086,709
Total	$3,120,986,112	$-	$734,603	$3,121,720,715

The following table reconciles the valuations of the Fund's Level 3 investment securities and related transactions as of September 30, 2018:

Certificates of Deposit
Balance as of December 31, 2017	$990,193
Discounts/premiums amortization	(5,590)
Purchases	1,000,000
Sales	(1,250,000)
Balance as of September 30, 2018	$734,603

Quantitative information about Level 3 fair value measurements:

	Fair Value at			Range
	September 30, 2018	Valuation Technique	Unobservable Input	(Weighted Average)

Certificates of Deposit	$734,603	Liquidity Discount	Discount for Lack of Marketability	4%

The significant unobservable inputs used in fair value measurement of the Fund’s Certificates of Deposit are a discount for lack of marketability. Significant increases in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

In accordance with procedures established by the Funds' Trustees, all fair value securities as submitted by the Fund's treasurer are reviewed and approved by the Trustees. The Fund's valuation committee is comprised of Independent Trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

PARNASSUS ENDEAVOR FUND

Portfolio of Investments as of September 30, 2018 (unaudited)

Equities	Shares	Market Value ($)

Air Freight & Logistics (4.7%)
United Parcel Service Inc., Class B	2,050,000	239,337,500

Apparel & Luxury Goods (4.3%)
Hanesbrands Inc.	12,000,000	221,160,000

Banks (2.3%)
Signature Bank θ	1,045,000	120,007,800

Biotechnology (4.8%)
Biogen Inc. θ	55,000	19,432,050
Celgene Corp. θ	150,000	13,423,500
Gilead Sciences Inc.	2,750,000	212,327,500
		245,183,050

Capital Markets (3.0%)
Charles Schwab Corp.	3,100,000	152,365,000

Consumer Finance (4.8%)
American Express Co.	1,800,000	191,682,000
Capital One Financial Corp.	600,000	56,958,000
		248,640,000

Electronic Equipment Instruments (1.5%)
IPG Photonics Corp. θ	500,000	78,035,000

Food & Staples Retailing (0.1%)
Costco Wholesale Corp.	25,000	5,872,000

Health Care Equipment (2.0%)
Hologic Inc. θ	2,500,000	102,450,000

Health Care Products (2.8%)
Perrigo Co. plc	1,997,500	141,423,000

Health Care Providers & Services (5.5%)
CVS Health Corp.	3,600,000	283,392,000

Industrial Manufacturing (2.1%)
Johnson Controls International plc	3,000,000	105,000,000

Internet Software & Services (4.6%)
Alphabet Inc., Class A θ	135,000	162,955,800
eBay Inc. θ	2,200,000	72,644,000
		235,599,800

IT Services (4.6%)
Alliance Data Systems	1,000,000	236,160,000

Leisure Products (6.0%)
Mattel Inc. θ λ	19,500,000	306,150,000

Machinery (2.6%)
Cummins Inc.	850,000	124,159,500
Deere & Co.	50,000	7,516,500
		131,676,000

Pharmaceuticals (7.5%)
Allergan plc	850,000	161,908,000
Bristol-Myers Squibb Co.	3,500,000	217,280,000
		379,188,000

Professional Services (1.6%)
Nielsen Holdings plc	3,000,000	82,980,000

Semiconductor Equipment (15.3%)
Applied Materials Inc.	2,800,000	108,220,000
Intel Corp.	75,000	3,546,750
Lam Research Corp.	700,000	106,190,000
Micron Technology Inc. θ	4,900,000	221,627,000
QUALCOMM Inc.	4,800,000	345,744,000
		785,327,750

Snack & Juice Bars (3.3%)
Starbucks Corp.	3,000,000	170,520,000

Software (2.0%)
Autodesk Inc. θ	660,000	103,032,600

Technology Hardware (0.1%)
Apple Inc.	25,000	5,643,500

Total investment in equities (85.5%)
(cost $3,907,449,865)		4,379,143,000

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Certificates of Deposit (0.0%) α
Urban Partnership Bank	0.30%	02/03/2019	250,000	246,521

Certificates of Deposit Account Registry Service(0.0%) α
CDARS agreement with Beneficial State Bank, dated 03/15/2018 Participating depository institutions: Amarillo National Bank, par 241,000; Bank of America, N.A., par 241,000; Peoples Bank, par 18,000; (cost $490,794)	1.15%	03/14/2019	500,000	490,794

Community Development Loans (0.0%) α
Root Capital Loan Fund	1.25%	02/01/2019	100,000	97,946
TMC Development Loan	1.00%	05/25/2019	100,000	96,071
				194,017

Time Deposits (14.4%)
BBH Cash Management Service
Anz, Melbourne	1.54%	10/01/2018	149,750,000	149,750,000
Banco Santander, Madrid	1.54%	10/01/2018	125,000,000	125,000,000
Bank of Montreal, Montreal	1.54%	10/01/2018	38,933,172	38,933,172
Barclays, London	1.54%	10/01/2018	109,500,000	109,500,000
BNP Paribas, Paris	1.54%	10/01/2018	56,250,000	56,250,000
Citibank, New York	1.54%	10/01/2018	16,279,932	16,279,932
JPMorgan Chase, New York	1.54%	10/01/2018	45,825,464	45,825,464
Standard Chartered Bank, London	1.54%	10/01/2018	75,000,000	75,000,000
Sumitomo, Tokyo	1.54%	10/01/2018	123,500,000	123,500,000
				740,038,568

Securities Purchased with Cash Collateral from Securities Lending

Registered Investment Companies (3.9%)
Invesco Aim Government & Agency Portfolio
Short-Term Investments Trust, Institutional Class	1.89%		199,841,019	199,841,019

Total short-term securities (18.3%)
(cost $940,810,919)				940,810,919

Total securities (103.8%)
(cost $4,848,260,784)				5,319,953,919

Payable upon return of securities loaned (-3.9%)				(199,841,019)

Other assets and liabilities (0.1%)				2,831,187

Total net assets (100.0%)				5,122,944,087

θ	This security is non-income producing.

λ	This security, or partial position of this security, was on loan at September 30, 2018. The total value of the securities on loan at September 30, 2018 was $194,831,660.

α	Market value adjustments have been applied to these securities to reflect potential early withdrawal.

plc	Public Limited Company

The portfolio of investments as of September 30, 2018 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At September 30, 2018, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Endeavor Fund

Cost of long-term investments	$3,918,159,108
Unrealized appreciation	$583,918,204
Unrealized depreciation	(112,225,069)

Net unrealized appreciation	$471,693,135

The Parnassus Endeavor Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of September 30, 2018, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Communication Services	$162,955,800	$-	$-	$162,955,800
Consumer Discretionary	770,474,000	-	-	770,474,000
Consumer Staples	5,872,000	-	-	5,872,000
Financials	521,012,800	-	-	521,012,800
Health Care	1,151,636,050	-	-	1,151,636,050
Industrials	558,993,500	-	-	558,993,500
Information Technology	1,208,198,850	-	-	1,208,198,850
Short-Term Investments	939,879,587	-	931,332	940,810,919
Total	$5,319,022,587	$-	$931,332	$5,319,953,919

The following table reconciles the valuations of the Fund's Level 3 investment securities and related transactions as of September 30, 2018:

Certificates of Deposit & Community Development Loans

Balance as of December 31, 2017	$942,210
Discounts/premiums amortization	(10,878)
Purchases	950,000
Sales	(950,000)
Balance as of September 30, 2018	$931,332

Quantitative information about Level 3 fair value measurements:

	Fair Value at			Range
	September 30, 2018	Valuation Technique	Unobservable Input	(Weighted Average)

Certificates of Deposit	$737,315	Liquidity Discount	Discount for Lack of Marketability and	4%
Community Development Loans	$194,017	Liquidity Discount	Discount for Lack of Marketability and Probability of Default	6%

The significant unobservable inputs used in fair value measurement of the Fund’s Certificates of Deposit are a discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Fund’s Community Development Loans are a discount for lack of marketability and a discount for the probability of default. Significant increases in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

In accordance with procedures established by the Funds' Trustees, all fair value securities as submitted by the Fund's treasurer are reviewed and approved by the Trustees. The Fund's valuation committee is comprised of Independent Trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parnassus Funds

By:	/s/ Benjamin E. Allen
Benjamin E. Allen Principal Executive Officer

Date:	November 15, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Benjamin E. Allen
Benjamin E. Allen Principal Executive Officer

Date:	November 15, 2018

By:	/s/ Marc C. Mahon
Marc C. Mahon Principal Financial Officer

Date:	November 15, 2018